Convertible Notes Payable - Schedule of Convertible Notes Payable (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Convertible notes payable:
Convertible note balance	$ 8,010,000	$ 620,000
Debt discount	$ (3,300,000)	(177,613)
Carrying value of convertible notes payable		442,387
Convertible notes payable - current portion		10,586
Convertible notes payable, related parties		98,960
Convertible notes payable, net of current portion		332,841
Carrying value of convertible notes payable		$ 442,387